UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

PERMAL ALTERNATIVE SELECT FUND

FORM N-Q

JANUARY 31, 2015

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 30.8%
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 1.6%
American Axle & Manufacturing Holdings Inc.	2,930	$71,346	*
Faurecia	1,006	40,571	(a)
Goodyear Tire & Rubber Co.	3,476	84,258
Koito Manufacturing Co., Ltd.	2,300	74,705	(a)
Lear Corp.	605	61,316
Magna International Inc., Class A Shares	654	62,602

Total Auto Components		394,798

Automobiles - 0.2%
General Motors Co.	999	32,587
Motors Liquidation Co. GUC Trust	1,907	31,275

Total Automobiles		63,862

Diversified Consumer Services - 1.0%
Service Corporation International	3,181	71,986
Sotheby’s Holdings Inc.	3,856	164,073

Total Diversified Consumer Services		236,059

Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.	937	12,237	*
Bwin.Party Digital Entertainment PLC	3,964	6,356	(a)
Caesars Acquisition Co., Class A Shares	318	2,490	*
Caesars Entertainment Corp.	850	9,257	*
ClubCorp Holdings Inc.	750	12,757
Intrawest Resorts Holdings Inc.	182	1,838	*
MGM Resorts International	4,200	81,816	*
OPAP SA	824	6,924	(a)
Pinnacle Entertainment Inc.	818	17,301	*

Total Hotels, Restaurants & Leisure		150,976

Household Durables - 0.8%
Harman International Industries Inc.	1,548	200,667	(b)

Internet & Catalog Retail - 1.9%
Netflix Inc.	1,050	463,890	*(c)

Media - 0.7%
Clear Channel Outdoor Holdings Inc., Class A Shares	3,478	31,476
Comcast Corp., Class A Shares	2,013	106,981
Time Warner Cable Inc.	235	31,990

Total Media		170,447

Multiline Retail - 0.3%
Family Dollar Stores Inc.	1,025	78,003

Specialty Retail - 2.4%
Container Store Group Inc.	11,100	202,242	*(c)
L Brands Inc.	500	42,315
PetSmart Inc.	1,739	142,085
Urban Outfitters Inc.	5,300	184,758	*(c)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Vitamin Shoppe Inc.	161	$6,806	*

Total Specialty Retail		578,206

Textiles, Apparel & Luxury Goods - 1.3%
Michael Kors Holdings Ltd.	4,500	318,555	*

TOTAL CONSUMER DISCRETIONARY		2,655,463

CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Lorillard Inc.	254	16,665

ENERGY - 2.6%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	5,119	25,608	*
Baker Hughes Inc.	110	6,379
Oil States International Inc.	2,277	93,516	*(b)
Schlumberger Ltd.	1,500	123,585	(c)
Technip SA	495	29,133	(a)

Total Energy Equipment & Services		278,221

Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	81	6,622
Antero Resources Corp.	2,200	76,230	*
Concho Resources Inc.	1,000	110,850	*
DHT Holdings Inc.	345	2,536
EP Energy Corp., Class A Shares	2,261	23,401	*
EQT Corp.	86	6,402
Euronav	392	4,575	*
Golar LNG Ltd.	3,000	85,080
Marathon Petroleum Corp.	247	22,870
Tanker Investments Ltd.	269	2,785	*(a)
Valero Energy Corp.	204	10,787
Western Refining Inc.	234	8,688

Total Oil, Gas & Consumable Fuels		360,826

TOTAL ENERGY		639,047

FINANCIALS - 1.6%
Capital Markets - 0.3%
Apollo Global Management LLC, Class A Shares	2,595	64,538

Consumer Finance - 0.3%
Ally Financial Inc.	2,655	49,675	*
Santander Consumer USA Holdings Inc.	1,425	25,436

Total Consumer Finance		75,111

Diversified Financial Services - 0.5%
On Deck Capital Inc.	1,300	19,604	*
WL Ross Holding Corp.	10,000	99,100	*

Total Diversified Financial Services		118,704

Insurance - 0.3%
Ambac Financial Group Inc.	2,695	65,893	*

Real Estate Investment Trusts (REITs) - 0.2%
Campus Crest Communities Inc.	8,799	60,625

TOTAL FINANCIALS		384,871

HEALTH CARE - 5.1%
Biotechnology - 0.7%
Receptos Inc.	1,050	115,679	*
Sage Therapeutics Inc.	300	12,117	*

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Sangamo BioSciences Inc.	2,400	$30,696	*

Total Biotechnology		158,492

Health Care Equipment & Supplies - 1.3%
Globus Medical Inc., Class A Shares	3,300	77,814	*
Medtronic PLC	442	31,532
Spectranetics Corp.	4,000	130,840	*
Wright Medical Group Inc.	3,600	87,876	*

Total Health Care Equipment & Supplies		328,062

Health Care Providers & Services - 1.5%
Brookdale Senior Living Inc.	6,735	227,306	*
Community Health Systems Inc.	887	41,751	*
HCA Holdings Inc.	87	6,160	*
McKesson Corp.	450	95,692

Total Health Care Providers & Services		370,909

Pharmaceuticals - 1.6%
Actavis PLC	750	199,905	*(c)
Mylan Inc.	359	19,081	*
Perrigo Co. PLC	700	106,218
Shire PLC, ADR	300	65,778

Total Pharmaceuticals		390,982

TOTAL HEALTH CARE		1,248,445

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.7%
Airbus Group NV	281	14,963	(a)
Triumph Group Inc.	2,690	153,492	(b)

Total Aerospace & Defense		168,455

Airlines - 0.6%
Alaska Air Group Inc.	1,221	82,869
Singapore Airlines Ltd.	855	7,980	(a)
Virgin America Inc.	2,100	70,434	*

Total Airlines		161,283

Building Products - 0.1%
Nortek Inc.	290	22,136	*

Electrical Equipment - 0.6%
General Cable Corp.	7,102	81,247
Osram Licht AG	713	32,875	*(a)
SolarCity Corp.	501	24,353	*

Total Electrical Equipment		138,475

Machinery - 1.0%
Harsco Corp.	4,182	61,726
Kennametal Inc.	1,790	56,242
Kurita Water Industries Ltd.	1,700	36,267	(a)
Sulzer AG	315	33,407	(a)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Machinery - (continued)
Terex Corp.	3,174	$71,351

Total Machinery		258,993

Marine - 0.1%
Diana Shipping Inc.	2,631	17,470	*

Trading Companies & Distributors - 0.5%
Air Lease Corp.	3,400	118,796

TOTAL INDUSTRIALS		885,608

INFORMATION TECHNOLOGY - 4.8%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	118	4,042

Internet Software & Services - 2.1%
Cornerstone OnDemand Inc.	4,000	131,800	*
Google Inc., Class A Shares	150	80,633	*
LendingClub Corp.	2,600	48,802	*
LinkedIn Corp., Class A Shares	950	213,503	*(c)
Pandora Media Inc.	2,500	41,500	*
Yahoo! Inc.	276	12,141	*

Total Internet Software & Services		528,379

IT Services - 0.3%
AtoS	581	42,853	(a)
ITOCHU Techno-Solutions Corp.	1,100	39,198	(a)

Total IT Services		82,051

Software - 2.4%
CDK Global Inc.	605	27,322
FireEye Inc.	3,600	121,716	*
MicroStrategy Inc., Class A Shares	1,850	298,960	*(c)
Solarwinds Inc.	2,700	130,005	*

Total Software		578,003

TOTAL INFORMATION TECHNOLOGY		1,192,475

MATERIALS - 2.0%
Chemicals - 1.2%
Arkema	673	48,216	(a)
Clariant AG, Registered Shares	1,719	27,648	(a)
Cytec Industries Inc.	1,792	85,998
FMC Corp.	1,521	87,458
Kuraray Co., Ltd.	4,200	52,766	(a)

Total Chemicals		302,086

Construction Materials - 0.0%
Headwaters Inc.	74	1,042	*

Containers & Packaging - 0.6%
Owens-Illinois Inc.	6,337	147,969	*(b)

Metals & Mining - 0.2%
Barrick Gold Corp.	1,353	17,291

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc.	1,205	$20,256

Total Metals & Mining		37,547

TOTAL MATERIALS		488,644

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Hellenic Telecommunications Organization SA	1,285	10,575	*(a)

Wireless Telecommunication Services - 0.0%
China Mobile Ltd., ADR	142	9,275

TOTAL TELECOMMUNICATION SERVICES		19,850

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vivint Solar Inc.	2,060	16,357	*

TOTAL COMMON STOCKS (Cost - $7,744,512)		7,547,425

MASTER LIMITED PARTNERSHIPS - 0.5%
Energy - 0.0%
PBF Logistics LP	192	4,378

Financials - 0.5%
Blackstone Group LP	2,030	75,800
Fortress Investment Group LLC, Class A Shares	4,165	29,738

Total Financials		105,538

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $104,917)		109,916

	RATE
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Campus Crest Communities Inc.	8.000%		600	15,672

INDUSTRIALS - 0.4%
Marine - 0.4%
Diana Shipping Inc.	8.875%		3,950	99,935

TOTAL PREFERRED STOCKS (Cost - $112,475)				115,607

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.7%
FINANCIALS - 0.6%
Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.500%	3/15/19	5,000	4,950
Starwood Waypoint Residential Trust, Senior Notes	4.500%	10/15/17	10,000	10,050	(d)
Starwood Waypoint Residential Trust, Senior Notes	3.000%	7/1/19	150,000	137,720	(d)

TOTAL FINANCIALS				152,720

INDUSTRIALS - 1.1%
Electrical Equipment - 1.1%
SolarCity Corp., Senior Notes	2.750%	11/1/18	5,000	5,103
SolarCity Corp., Senior Notes	1.625%	11/1/19	305,000	265,731	(b)(d)

TOTAL INDUSTRIALS				270,834

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $461,463)				423,554

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 14.0%
CONSUMER DISCRETIONARY - 4.0%
Diversified Consumer Services - 0.6%
Odeon & UCI Finco PLC, Senior Secured Notes	9.000%	8/1/18	100,000	$148,361	(d)

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	305,000	57,950	(e)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	110,000	84,150	(e)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	8.500%	2/15/20	5,000	3,875	(e)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	190,000	142,500	(e)

Total Hotels, Restaurants & Leisure				288,475

Media - 1.7%
iHeartCommunications Inc., Senior Secured Notes	9.000%	3/1/21	15,000	14,606
iHeartCommunications Inc., Senior Secured Notes	11.250%	3/1/21	85,000	87,019
iHeartCommunications Inc., Senior Secured Notes	9.000%	9/15/22	115,000	111,837
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	200,000	207,250	(d)

Total Media				420,712

Specialty Retail - 0.4%
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	100,000	104,500	(d)

Textiles, Apparel & Luxury Goods - 0.1%
Quiksilver Inc./QS Wholesale Inc., Senior Secured Notes	7.875%	8/1/18	15,000	13,650	(d)

TOTAL CONSUMER DISCRETIONARY				975,698

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	10,000	9,350
New Albertsons Inc., Senior Bonds	7.450%	8/1/29	40,000	36,600
New Albertsons Inc., Senior Bonds	8.700%	5/1/30	10,000	9,850
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	165,000	154,275
Safeway Inc., Senior Notes	3.950%	8/15/20	15,000	15,196
Safeway Inc., Senior Notes	4.750%	12/1/21	10,000	10,135

TOTAL CONSUMER STAPLES				235,406

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Ridgebury Crude Tankers LLC, Senior Secured Bonds	7.625%	3/20/17	250,000	252,500	(f)
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., Senior Notes	6.000%	7/30/19	200,000	180,750

TOTAL ENERGY				433,250

FINANCIALS - 2.3%
Capital Markets - 1.3%
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	345,000	50,456
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	70,000	10,150
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000	14,500
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	200,000	22,420	(a)
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000	14,750
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	57,000	8,265
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000	7,250
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	124,000	17,980
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000	7,250

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Inc., Senior Notes	7.875%	5/8/18	700,000	GBP	$173,966	(e)

Total Capital Markets					326,987

Insurance - 1.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	202,885		233,318	(d)(e)

TOTAL FINANCIALS					560,305

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	10,000		9,050

MATERIALS - 3.8%
Containers & Packaging - 0.3%
Tekni-Plex Inc., Senior Secured Notes	9.750%	6/1/19	75,000		81,563	(d)

Metals & Mining - 3.5%
Consolidated Minerals Ltd., Senior Secured Notes	8.000%	5/15/20	200,000		145,875	(d)
Evraz Inc., Senior Secured Notes	7.500%	11/15/19	185,000		164,187	(d)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	200,000		167,500	(d)
HudBay Minerals Inc., Senior Notes	9.500%	10/1/20	300,000		293,250	(b)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	100,000		74,250

Total Metals & Mining					845,062

TOTAL MATERIALS					926,625

TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000		200,000	(d)
T-Mobile USA Inc., Senior Notes	6.375%	3/1/25	80,000		81,600

TOTAL TELECOMMUNICATION SERVICES					281,600

TOTAL CORPORATE BONDS & NOTES (Cost - $3,700,919)					3,421,934

MUNICIPAL BONDS - 1.0%
Puerto Rico - 1.0%
Puerto Rico Public Buildings Authority Revenue, GTD Commonwealth, Qualified Zone Academy Bonds - Direct Payment (Cost - $264,334)	5.600%	7/1/30	350,000		241,560	(g)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 1.4%
Actavis PLC, Call @ $270.00		1/15/16	8		25,200
Avis Budget Group Inc., Call @ $50.00		1/15/16	29		36,105
Concho Resources Inc., Call @ $95.00		1/15/16	12		31,200
Ebay Inc., Call @ $60.00		1/15/16	28		7,980
Eurodollar Mid Curve 1-Year Futures, Put @ $98.75		2/13/15	9		56
Fireeye Inc., Call @ $35.00		1/15/16	26		17,420
Golar LNG Ltd., Call @ $60.00		1/15/16	26		1,885
Google Inc., Call @ $500.00		1/15/16	4		28,736
L Brands Inc., Call @ $57.50		1/15/16	18		50,850
Market Vectors Gold Miners ETF, Call @ $24.00		6/19/15	30		4,350
MasterCard Inc., Call @ $72.00		1/15/16	17		25,755
Michael Kors Holdings Ltd., Call @ $70.00		2/20/15	8		3,008
Michael Kors Holdings Ltd., Call @ $72.50		1/15/16	14		12,110
Netflix Inc., Call @ $400.00		1/15/16	5		45,000
Schlumberger Ltd., Call @ $115.00		1/15/16	7		770
Starbucks Corp., Call @ $72.50		1/15/16	18		30,600
U.S. Dollar/Euro Put @ $1.14		4/23/15	1,076,000		$31,934

TOTAL PURCHASED OPTIONS (Cost - $269,781)					352,959

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

		WARRANTS
WARRANTS - 0.0%
WL Ross Holding Corp. (Cost - $7,860)	8/5/19	10,000	$5,150	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,666,261)			12,218,105

	RATE	SHARES
SHORT-TERM INVESTMENTS - 17.4%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class	0.000%	3,637,467	3,637,467
State Street Institutional Investment Trust Treasury Plus Fund, Premier Class	0.000%	410,664	410,665
State Street Institutional Liquid Reserves Fund, Premier Class	0.088%	209,351	209,351

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,257,483)			4,257,483

TOTAL INVESTMENTS - 67.3% (Cost - $16,923,744#)			16,475,588
Other Assets in Excess of Liabilities - 32.7%			8,003,524

TOTAL NET ASSETS - 100.0%			$24,479,112

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of January 31, 2015.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (4.2)%
CONSUMER DISCRETIONARY - (0.1)%
Hotels, Restaurants & Leisure - (0.0)%
Chipotle Mexican Grill Inc.	(6)	$(4,259	)*

Multiline Retail - (0.1)%
Dollar Tree Inc.	(254)	(18,059	)*

Specialty Retail - (0.0)%
Gap Inc.	(104)	(4,284)

TOTAL CONSUMER DISCRETIONARY		(26,602)

CONSUMER STAPLES - (0.1)%
Food & Staples Retailing - (0.1)%
Sprouts Farmers Market Inc.	(794)	(28,910	)*

Tobacco - (0.0)%
Reynolds American Inc.	(115)	(7,814)

TOTAL CONSUMER STAPLES		(36,724)

ENERGY - (0.0)%
Energy Equipment & Services - (0.0)%
Halliburton Co.	(123)	(4,919)

EXCHANGE-TRADED FUNDS - (3.3)%
Nikkei 225 ETF	(212)	(32,226	)(a)
SPDR S&P 500 ETF Trust	(1,289)	(257,117)
SPDR S&P Midcap 400 ETF Trust	(984)	(256,893)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund	(2,318)	(175,125)
Vanguard FTSE Europe ETF	(1,800)	(94,824)

Total EXCHANGE-TRADED FUNDS		(816,185)

FINANCIALS - (0.1)%
Real Estate Investment Trusts (REITs) - (0.1)%
Starwood Waypoint Residential Trust	(560)	(13,574)

INDUSTRIALS - (0.5)%
Electrical Equipment - (0.4)%
SolarCity Corp.	(1,828)	(88,859	)*

Trading Companies & Distributors - (0.1)%
ITOCHU Corp.	(2,300)	(23,335	)(a)

TOTAL INDUSTRIALS		(112,194)

MATERIALS - (0.1)%
Metals & Mining - (0.1)%
Nippon Steel Corp.	(12,000)	(28,053	)(a)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(1,068,151))		(1,038,251)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Actavis PLC, Call	1/15/16	$310.00	8	$11,840
Actavis PLC, Put	1/15/16	210.00	8	7,160
Avis Budget Group Inc., Call	1/15/16	57.50	29	24,070
Avis Budget Group Inc., Put	1/15/16	37.00	29	4,277
Concho Resources Inc., Call	1/15/16	115.00	12	16,800
Concho Resources Inc., Put	1/15/16	70.00	12	5,880

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Ebay Inc., Call	1/15/16	$70.00	28	$2,912
Ebay Inc., Put	1/15/16	50.00	28	9,800
Eurodollar Futures, Call	3/14/16	99.25	6	2,925
Fireeye Inc., Call	1/15/16	50.00	26	5,850
Fireeye Inc., Put	1/15/16	25.00	26	7,410
Golar LNG Ltd., Put	1/15/16	40.00	26	42,900
Gold 100 Ounce, Put	2/24/15	1,260.00	1	2,315
Google Inc., Call	1/15/16	575.00	4	13,000
Google Inc., Put	1/15/16	450.00	4	6,200
L Brands Inc., Call	1/15/16	67.50	18	36,090
L Brands Inc., Put	1/15/16	46.50	18	900
Market Vectors Gold Miners ETF, Put	6/19/15	21.00	30	4,890
Mastercard Inc., Call	1/15/16	82.00	17	14,025
Mastercard Inc., Put	1/15/16	62.00	17	3,230
Michael Kors Holdings Ltd., Call	2/20/15	80.00	13	741
Michael Kors Holdings Ltd., Call	1/15/16	100.00	14	2,380
Michael Kors Holdings Ltd., Put	1/15/16	55.00	14	3,850
Schlumberger Ltd., Put	1/15/16	85.00	7	7,753
Starbucks Corp., Call	1/15/16	82.50	18	18,990
Starbucks Corp., Put	1/15/16	60.00	18	1,602
U.S. Dollar/Euro, Put	4/23/15	1.08	1,076,000	9,630
U.S. Dollar/Japanese Yen, Call	2/4/15	119.00	543,900	668
U.S. Dollar/Japanese Yen, Put	2/2/15	117.75	542,600	2,386
U.S. Dollar/Japanese Yen, Put	2/4/15	116.50	543,900	1,239
Yelp Inc., Put	1/15/16	50.00	11	9,075

TOTAL WRITTEN OPTIONS (Premiums received - $206,583)				$280,788

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Fund’s manager, Permal Asset Management LLC (“Permal”), through which the Fund will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Fund assets directly.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Fund. The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This Schedule of Investments is the consolidated Schedule of Investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$2,526,907	$128,556	—	$2,655,463
Energy	607,129	31,918	—	639,047
Industrials	760,116	125,492	—	885,608
Information technology	1,110,424	82,051	—	1,192,475
Materials	360,014	128,630	—	488,644
Telecommunications services	9,275	10,575	—	19,850
Other common stocks	1,666,338	—	—	1,666,338
Master limited partnerships	109,916	—	—	109,916
Preferred stocks	115,607	—	—	115,607
Convertible bonds & notes	—	423,554	—	423,554
Corporate bonds & notes	—	3,421,934	—	3,421,934
Municipal bonds	—	241,560	—	241,560
Purchased options	194,320	158,639	—	352,959
Warrants	—	5,150	—	5,150

Total long-term investments	$7,460,046	$4,758,059	—	$12,218,105

Short-term investments†	4,257,483	—	—	4,257,483

Total investments	$11,717,529	$4,758,059	—	$16,475,588

Other financial instruments:
Futures contracts	$131,340	—	—	$131,340
Forward foreign currency contracts	—	$184,491	—	184,491
OTC total return swaps‡	—	22,966	—	22,966

Total other financial instruments	$131,340	$207,457	—	$338,797

Total	$11,848,869	$4,965,516	—	$16,814,385

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short	$954,637	$83,614	—	$1,038,251
Written options	163,368	117,420	—	280,788
Futures contracts	11,034	—	—	11,034
Forward foreign currency contracts	—	69,440	—	69,440
OTC total return swaps‡	—	1,538	—	1,538

Total	$1,129,039	$272,012	—	$1,401,051

†	See Consolidated Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2015, securities valued at $496,647 and securities sold short valued at $83,614 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$744,310
Gross unrealized depreciation	(1,192,466)

Net unrealized depreciation	$(448,156)

During the period ended January 31, 2015, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of October 31, 2014	309	$129,421
Options written	11,081,977	153,310
Options closed	(8,375,420)	(52,327)
Options exercised	(16)	(19,225)
Options expired	(8)	(4,596)

Written options, outstanding as of January 31, 2015	2,706,842	$206,583

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	2	12/15	$387,987	$390,592	$2,605
3-Month Euribor	20	6/17	5,638,254	5,640,393	2,139
90-Day Eurodollar	30	6/17	7,353,125	7,380,750	27,625
90-Day Sterling	17	12/15	5,945,976	5,959,736	13,760
90-Day Sterling	32	12/16	3,169,029	3,177,632	8,603
CAC 40 10 Euro Index	1	2/15	51,394	52,065	671
Dax Index	1	3/15	285,326	302,134	16,808
E-mini NASDAQ 100 Index	1	3/15	82,291	82,825	534
E-mini Nikkei 225 Index	33	3/15	490,361	496,560	6,199
E-mini S&P 500 Index	3	3/15	298,214	298,260	46
Euro Stoxx 50	4	3/15	146,892	151,375	4,483
FTSE 100 Index	1	3/15	101,745	101,006	(739)
Gold 100 Ounce	2	4/15	257,950	255,840	(2,110)
H-shares Index	1	2/15	78,216	75,900	(2,316)
Hang Seng Index	1	2/15	160,005	158,243	(1,762)
MSCI Taiwan Index	1	2/15	35,342	34,790	(552)
Topix Index	1	3/15	118,157	120,455	2,298
U.S. Treasury Long-Term Bonds	2	3/15	281,751	302,562	20,811
U.S. Treasury Ultra Long-Term Bonds	1	3/15	157,345	178,938	21,593

					$120,696

Contracts to Sell:
90-Day Eurodollar	10	3/16	2,477,048	2,479,000	(1,952)
Corn	1	3/15	19,249	18,500	749
Euro Stoxx 50	18	3/15	679,583	681,186	(1,603)
Natural Gas	1	2/15	28,768	26,910	1,858
Sugar No. 11	1	2/15	16,887	16,565	322
Wheat	1	3/15	25,374	25,138	236

					$(390)

Net unrealized appreciation on open futures contracts					$120,306

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At January 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	170,000	USD	131,346	Deutsche Bank AG	2/5/15	$(7,687)
NZD	10,000	USD	7,306	Deutsche Bank AG	2/5/15	(32)
NZD	70,000	USD	51,164	Deutsche Bank AG	2/5/15	(245)
NZD	30,000	USD	21,852	Deutsche Bank AG	2/5/15	(30)
NZD	20,000	USD	14,570	Deutsche Bank AG	2/5/15	(22)
USD	208,642	NZD	270,000	Deutsche Bank AG	2/5/15	12,243
USD	23,108	NZD	30,000	Deutsche Bank AG	2/5/15	1,286
USD	22,952	NZD	30,000	Deutsche Bank AG	2/5/15	1,130
USD	7,651	NZD	10,000	Deutsche Bank AG	2/5/15	377
USD	7,509	NZD	10,000	Deutsche Bank AG	2/5/15	235
USD	7,509	NZD	10,000	Deutsche Bank AG	2/5/15	235
USD	22,410	NZD	30,000	Deutsche Bank AG	2/5/15	588
USD	22,266	NZD	30,000	Deutsche Bank AG	2/5/15	443
USD	22,253	NZD	30,000	Deutsche Bank AG	2/5/15	431
USD	7,466	NZD	10,000	Deutsche Bank AG	2/5/15	192
USD	7,306	NZD	10,000	Deutsche Bank AG	2/5/15	32
USD	14,570	NZD	20,000	Deutsche Bank AG	2/5/15	22
AUD	30,000	JPY	2,901,624	Deutsche Bank AG	2/6/15	(1,360)
AUD	260,000	USD	213,183	Deutsche Bank AG	2/6/15	(10,813)
AUD	20,000	USD	16,416	Deutsche Bank AG	2/6/15	(849)
AUD	30,000	JPY	2,898,699	Deutsche Bank AG	2/6/15	(1,335)
AUD	70,000	USD	55,151	Deutsche Bank AG	2/6/15	(666)
AUD	10,000	JPY	928,658	Deutsche Bank AG	2/6/15	(125)
AUD	60,000	USD	48,091	Deutsche Bank AG	2/6/15	(1,390)
AUD	20,000	JPY	1,891,092	Deutsche Bank AG	2/6/15	(538)
AUD	20,000	USD	16,050	Deutsche Bank AG	2/6/15	(483)
AUD	20,000	JPY	1,833,630	Deutsche Bank AG	2/6/15	(48)
AUD	170,000	USD	132,265	Deutsche Bank AG	2/6/15	54
AUD	50,000	USD	38,920	Deutsche Bank AG	2/6/15	(3)
CAD	80,000	USD	66,887	Deutsche Bank AG	2/6/15	(3,933)
CAD	10,000	USD	8,283	Deutsche Bank AG	2/6/15	(413)
CAD	80,000	USD	64,729	Deutsche Bank AG	2/6/15	(1,775)
CAD	20,000	USD	16,115	Deutsche Bank AG	2/6/15	(377)
CAD	10,000	USD	8,052	Deutsche Bank AG	2/6/15	(182)
CAD	20,000	USD	16,103	Deutsche Bank AG	2/6/15	(365)
CAD	10,000	USD	8,065	Deutsche Bank AG	2/6/15	(196)
CAD	20,000	USD	16,062	Deutsche Bank AG	2/6/15	(323)
CAD	10,000	USD	7,964	Deutsche Bank AG	2/6/15	(95)
CAD	20,000	USD	15,672	Deutsche Bank AG	2/6/15	67
CAD	10,000	USD	7,837	Deutsche Bank AG	2/6/15	32
EUR	40,000	USD	46,369	Deutsche Bank AG	2/6/15	(1,168)
EUR	180,000	USD	206,420	Deutsche Bank AG	2/6/15	(3,015)
EUR	170,000	USD	191,069	Deutsche Bank AG	2/6/15	1,036
EUR	10,000	USD	11,311	Deutsche Bank AG	2/6/15	(11)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	65,000	USD	73,336	Deutsche Bank AG	2/6/15	$116
EUR	65,000	USD	73,271	Deutsche Bank AG	2/6/15	181
EUR	87,000	USD	98,636	Deutsche Bank AG	2/6/15	(323)
EUR	10,000	USD	11,301	Deutsche Bank AG	2/6/15	(1)
EUR	239,000	USD	270,173	Deutsche Bank AG	2/6/15	(96)
EUR	130,000	USD	146,894	Deutsche Bank AG	2/6/15	10
EUR	109,000	USD	123,130	Deutsche Bank AG	2/6/15	43
EUR	108,000	USD	121,925	Deutsche Bank AG	2/6/15	119
GBP	20,000	USD	30,313	Deutsche Bank AG	2/6/15	(190)
GBP	10,000	USD	15,126	Deutsche Bank AG	2/6/15	(64)
GBP	20,000	USD	30,017	Deutsche Bank AG	2/6/15	107
GBP	228,000	USD	343,282	Deutsche Bank AG	2/6/15	125
JPY	15,251,456	AUD	160,000	Deutsche Bank AG	2/6/15	5,345
JPY	2,833,377	AUD	30,000	Deutsche Bank AG	2/6/15	779
JPY	14,930,000	USD	126,697	Deutsche Bank AG	2/6/15	447
JPY	2,810,646	AUD	30,000	Deutsche Bank AG	2/6/15	585
JPY	9,090,000	USD	77,040	Deutsche Bank AG	2/6/15	371
JPY	7,430,000	USD	63,119	Deutsche Bank AG	2/6/15	155
JPY	2,777,058	AUD	30,000	Deutsche Bank AG	2/6/15	299
MXN	350,000	USD	23,850	Deutsche Bank AG	2/6/15	(504)
MXN	20,000	USD	1,368	Deutsche Bank AG	2/6/15	(34)
MXN	60,000	USD	4,091	Deutsche Bank AG	2/6/15	(89)
MXN	40,000	USD	2,741	Deutsche Bank AG	2/6/15	(73)
NOK	180,000	USD	23,618	Deutsche Bank AG	2/6/15	(322)
NOK	50,000	USD	6,549	Deutsche Bank AG	2/6/15	(77)
NOK	10,000	USD	1,310	Deutsche Bank AG	2/6/15	(15)
NOK	10,000	USD	1,308	Deutsche Bank AG	2/6/15	(13)
NOK	70,000	USD	9,154	Deutsche Bank AG	2/6/15	(94)
NOK	40,000	USD	5,178	Deutsche Bank AG	2/6/15	(1)
NOK	10,000	USD	1,284	Deutsche Bank AG	2/6/15	10
NOK	30,000	USD	3,852	Deutsche Bank AG	2/6/15	31
NOK	60,000	USD	7,711	Deutsche Bank AG	2/6/15	54
PLN	20,000	USD	5,350	Deutsche Bank AG	2/6/15	49
SEK	10,000	USD	1,231	Deutsche Bank AG	2/6/15	(23)
SEK	40,000	USD	4,902	Deutsche Bank AG	2/6/15	(68)
SEK	150,000	USD	18,351	Deutsche Bank AG	2/6/15	(222)
SEK	60,000	USD	7,297	Deutsche Bank AG	2/6/15	(46)
SEK	20,000	USD	2,433	Deutsche Bank AG	2/6/15	(16)
SEK	20,000	USD	2,420	Deutsche Bank AG	2/6/15	(3)
SGD	10,000	USD	7,476	Deutsche Bank AG	2/6/15	(84)
TRY	20,000	USD	8,504	Deutsche Bank AG	2/6/15	(336)
TRY	40,000	USD	17,049	Deutsche Bank AG	2/6/15	(712)
TRY	10,000	USD	4,113	Deutsche Bank AG	2/6/15	(28)
USD	65,308	AUD	80,000	Deutsche Bank AG	2/6/15	3,040
USD	541,225	AUD	660,000	Deutsche Bank AG	2/6/15	27,515
USD	378,950	AUD	470,000	Deutsche Bank AG	2/6/15	13,126
USD	15,949	AUD	20,000	Deutsche Bank AG	2/6/15	382
USD	47,846	AUD	60,000	Deutsche Bank AG	2/6/15	1,145
USD	47,545	AUD	60,000	Deutsche Bank AG	2/6/15	844
USD	16,050	AUD	20,000	Deutsche Bank AG	2/6/15	483
USD	7,864	AUD	10,000	Deutsche Bank AG	2/6/15	80
USD	38,920	AUD	50,000	Deutsche Bank AG	2/6/15	3
USD	443,225	CAD	530,000	Deutsche Bank AG	2/6/15	26,156
USD	7,837	CAD	10,000	Deutsche Bank AG	2/6/15	(32)
USD	104,599	EUR	90,000	Deutsche Bank AG	2/6/15	2,896
USD	893,505	EUR	770,000	Deutsche Bank AG	2/6/15	23,382
USD	11,608	EUR	10,000	Deutsche Bank AG	2/6/15	307
USD	151,365	EUR	130,000	Deutsche Bank AG	2/6/15	4,461
USD	182,131	EUR	160,000	Deutsche Bank AG	2/6/15	1,326
USD	61,159	EUR	54,000	Deutsche Bank AG	2/6/15	137
USD	110,992	EUR	98,000	Deutsche Bank AG	2/6/15	249
USD	553,189	EUR	489,000	Deutsche Bank AG	2/6/15	604
USD	123,591	EUR	109,000	Deutsche Bank AG	2/6/15	417

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	184,932	EUR	163,000	Deutsche Bank AG	2/6/15	$737
USD	97,596	EUR	86,000	Deutsche Bank AG	2/6/15	413
USD	244,541	EUR	216,000	Deutsche Bank AG	2/6/15	455
USD	22,675	EUR	20,000	Deutsche Bank AG	2/6/15	74
USD	712,481	GBP	470,000	Deutsche Bank AG	2/6/15	4,580
USD	30,377	GBP	20,000	Deutsche Bank AG	2/6/15	254
USD	345,973	GBP	228,000	Deutsche Bank AG	2/6/15	2,566
USD	15,128	GBP	10,000	Deutsche Bank AG	2/6/15	66
USD	15,027	GBP	10,000	Deutsche Bank AG	2/6/15	(35)
USD	285,568	JPY	33,750,000	Deutsche Bank AG	2/6/15	(1,846)
USD	1,946	JPY	230,000	Deutsche Bank AG	2/6/15	(12)
USD	184,341	JPY	21,840,000	Deutsche Bank AG	2/6/15	(1,648)
USD	35,510	JPY	4,180,000	Deutsche Bank AG	2/6/15	(87)
USD	64,539	JPY	7,630,000	Deutsche Bank AG	2/6/15	(438)
USD	56,315	JPY	6,670,000	Deutsche Bank AG	2/6/15	(486)
USD	129,571	JPY	15,320,000	Deutsche Bank AG	2/6/15	(894)
USD	652,600	JPY	76,902,710	Deutsche Bank AG	2/6/15	(2,302)
USD	101,244	JPY	11,930,000	Deutsche Bank AG	2/6/15	(351)
USD	3,412	MXN	50,000	Deutsche Bank AG	2/6/15	77
USD	105,675	MXN	1,550,000	Deutsche Bank AG	2/6/15	2,283
USD	4,092	MXN	60,000	Deutsche Bank AG	2/6/15	90
USD	12,238	MXN	180,000	Deutsche Bank AG	2/6/15	231
USD	4,775	MXN	70,000	Deutsche Bank AG	2/6/15	105
USD	8,787	MXN	130,000	Deutsche Bank AG	2/6/15	115
USD	1,335	MXN	20,000	Deutsche Bank AG	2/6/15	—
USD	1,335	MXN	20,000	Deutsche Bank AG	2/6/15	—
USD	9,147	NOK	70,000	Deutsche Bank AG	2/6/15	88
USD	99,812	NOK	760,000	Deutsche Bank AG	2/6/15	1,450
USD	6,602	NOK	50,000	Deutsche Bank AG	2/6/15	131
USD	1,320	NOK	10,000	Deutsche Bank AG	2/6/15	26
USD	10,314	NOK	80,000	Deutsche Bank AG	2/6/15	(40)
USD	2,566	NOK	20,000	Deutsche Bank AG	2/6/15	(22)
USD	24,097	PLN	90,000	Deutsche Bank AG	2/6/15	(199)
USD	47,994	SEK	390,000	Deutsche Bank AG	2/6/15	858
USD	9,848	SEK	80,000	Deutsche Bank AG	2/6/15	179
USD	7,240	SEK	60,000	Deutsche Bank AG	2/6/15	(12)
USD	12,240	SEK	100,000	Deutsche Bank AG	2/6/15	154
USD	8,540	TRY	20,000	Deutsche Bank AG	2/6/15	372
USD	34,022	TRY	80,000	Deutsche Bank AG	2/6/15	1,349
USD	12,720	TRY	30,000	Deutsche Bank AG	2/6/15	467
USD	8,527	TRY	20,000	Deutsche Bank AG	2/6/15	359
USD	8,521	TRY	20,000	Deutsche Bank AG	2/6/15	352
USD	4,242	TRY	10,000	Deutsche Bank AG	2/6/15	158
USD	8,451	TRY	20,000	Deutsche Bank AG	2/6/15	282
USD	4,195	TRY	10,000	Deutsche Bank AG	2/6/15	111
USD	8,307	TRY	20,000	Deutsche Bank AG	2/6/15	139
USD	2,573	ZAR	30,000	Deutsche Bank AG	2/6/15	(2)
USD	61,763	ZAR	720,000	Deutsche Bank AG	2/6/15	(36)
USD	4,292	ZAR	50,000	Deutsche Bank AG	2/6/15	—
USD	1,738	ZAR	20,000	Deutsche Bank AG	2/6/15	21
USD	1,731	ZAR	20,000	Deutsche Bank AG	2/6/15	15
USD	1,736	ZAR	20,000	Deutsche Bank AG	2/6/15	19
USD	867	ZAR	10,000	Deutsche Bank AG	2/6/15	9
USD	7,754	ZAR	90,000	Deutsche Bank AG	2/6/15	29
ZAR	340,000	USD	29,151	Deutsche Bank AG	2/6/15	32
ZAR	90,000	USD	7,797	Deutsche Bank AG	2/6/15	(72)
ZAR	210,000	USD	18,385	Deutsche Bank AG	2/6/15	(360)
ZAR	20,000	USD	1,736	Deutsche Bank AG	2/6/15	(19)
USD	156,127	GBP	103,000	Credit Suisse International	2/20/15	1,006
INR	6,629,068	USD	107,527	Deutsche Bank AG	2/27/15	(1,036)
USD	107,527	KRW	116,290,958	Deutsche Bank AG	2/27/15	1,294
INR	680,000	USD	10,844	Deutsche Bank AG	3/18/15	37
BRL	10,000	USD	3,754	Deutsche Bank AG	3/18/15	(72)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	10,000	USD	3,633	Deutsche Bank AG	3/18/15	$49
BRL	10,000	USD	3,544	Deutsche Bank AG	3/18/15	138
BRL	10,000	USD	3,652	Deutsche Bank AG	3/18/15	31
BRL	10,000	USD	3,628	Deutsche Bank AG	3/18/15	54
BRL	10,000	USD	3,658	Deutsche Bank AG	3/18/15	24
BRL	20,000	USD	7,399	Deutsche Bank AG	3/18/15	(35)
BRL	10,000	USD	3,684	Deutsche Bank AG	3/18/15	(2)
BRL	10,000	USD	3,762	Deutsche Bank AG	3/18/15	(80)
BRL	10,000	USD	3,753	Deutsche Bank AG	3/18/15	(71)
BRL	20,000	USD	7,585	Deutsche Bank AG	3/18/15	(221)
BRL	10,000	USD	3,837	Deutsche Bank AG	3/18/15	(155)
BRL	10,000	USD	3,842	Deutsche Bank AG	3/18/15	(160)
INR	110,000	USD	1,752	Deutsche Bank AG	3/18/15	8
INR	1,160,000	USD	18,481	Deutsche Bank AG	3/18/15	81
INR	1,660,000	USD	26,382	Deutsche Bank AG	3/18/15	181
INR	820,000	USD	12,790	Deutsche Bank AG	3/18/15	331
INR	1,150,000	USD	17,937	Deutsche Bank AG	3/18/15	465
INR	2,380,000	USD	37,379	Deutsche Bank AG	3/18/15	705
INR	2,030,000	USD	32,195	Deutsche Bank AG	3/18/15	289
INR	860,000	USD	13,700	Deutsche Bank AG	3/18/15	61
INR	680,000	USD	10,854	Deutsche Bank AG	3/18/15	28
INR	610,000	USD	9,723	Deutsche Bank AG	3/18/15	38
INR	460,000	USD	7,393	Deutsche Bank AG	3/18/15	(32)
INR	600,000	USD	9,608	Deutsche Bank AG	3/18/15	(7)
INR	370,000	USD	5,947	Deutsche Bank AG	3/18/15	(27)
INR	640,000	USD	10,255	Deutsche Bank AG	3/18/15	(14)
INR	220,000	USD	3,547	Deutsche Bank AG	3/18/15	(27)
INR	780,000	USD	12,543	Deutsche Bank AG	3/18/15	(62)
INR	270,000	USD	4,362	Deutsche Bank AG	3/18/15	(41)
INR	830,000	USD	13,414	Deutsche Bank AG	3/18/15	(133)
INR	440,000	USD	7,121	Deutsche Bank AG	3/18/15	(81)
INR	600,000	USD	9,697	Deutsche Bank AG	3/18/15	(96)
RUB	200,000	USD	3,661	Deutsche Bank AG	3/18/15	(821)
RUB	390,000	USD	4,756	Deutsche Bank AG	3/18/15	782
USD	3,732	BRL	10,000	Deutsche Bank AG	3/18/15	50
USD	30,015	BRL	80,000	Deutsche Bank AG	3/18/15	559
USD	3,695	BRL	10,000	Deutsche Bank AG	3/18/15	13
USD	3,667	BRL	10,000	Deutsche Bank AG	3/18/15	(15)
USD	3,615	BRL	10,000	Deutsche Bank AG	3/18/15	(67)
USD	3,633	BRL	10,000	Deutsche Bank AG	3/18/15	(49)
USD	3,542	BRL	10,000	Deutsche Bank AG	3/18/15	(140)
USD	11,073	BRL	30,000	Deutsche Bank AG	3/18/15	26
USD	49,698	INR	3,140,000	Deutsche Bank AG	3/18/15	(547)
USD	33,167	INR	2,100,000	Deutsche Bank AG	3/18/15	(437)
USD	12,890	INR	820,000	Deutsche Bank AG	3/18/15	(231)
USD	1,397	INR	90,000	Deutsche Bank AG	3/18/15	(43)
USD	14,305	INR	920,000	Deutsche Bank AG	3/18/15	(417)
USD	2,968	INR	190,000	Deutsche Bank AG	3/18/15	(72)
USD	4,520	INR	290,000	Deutsche Bank AG	3/18/15	(121)
USD	5,742	INR	370,000	Deutsche Bank AG	3/18/15	(179)
USD	5,126	INR	330,000	Deutsche Bank AG	3/18/15	(154)
USD	14,705	INR	950,000	Deutsche Bank AG	3/18/15	(497)
USD	4,645	INR	300,000	Deutsche Bank AG	3/18/15	(155)
USD	7,007	INR	450,000	Deutsche Bank AG	3/18/15	(193)
USD	8,558	INR	550,000	Deutsche Bank AG	3/18/15	(243)
USD	7,555	INR	470,000	Deutsche Bank AG	3/18/15	34
USD	10,800	RUB	590,000	Deutsche Bank AG	3/18/15	2,422
CNH	8,454,717	USD	1,345,200	Deutsche Bank AG	4/21/15	(12,901)
USD	1,345,222	CNY	8,329,531	Deutsche Bank AG	4/21/15	23,357

Total						$115,051

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadien Dollar
CNH	— Yuan Renminbi (offshore)
CNY	— Yuan Renminbi (onshore)
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2015, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Securities (Europe) Ltd.	53,142		5/29/15	1-Month LIBOR plus 30 basis points	Chimera Investment Corp. †	—	$(1,159)
Credit Suisse Securities (Europe) Ltd.	2,825		5/29/15	1-Month LIBOR	Northern Tier Energy LP†	—	(344)
Credit Suisse Securities (Europe) Ltd.	388		11/30/15	1-Month LIBOR plus 55 basis points	MarkWest Energy Partners LP†	—	(35)
Credit Suisse Securities (Europe) Ltd.	20,735	GBP	2/11/16	1-Month LIBOR plus 35 basis points	Inmarsat PLC†	—	5,763
Morgan Stanley Capital Services LLC	1,970,198		2/16/16	Apex R2 basket†‡	USD-Federal Funds-H.15	—	17,203

Total						—	$21,428

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

‡	Custom equity basket of securities intended to perform in correlation to the Russell 2000 Index.

Abbreviation used in this table:

GBP	— British Pound
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015